GOING CONCERN	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 2 - GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the recoverability of assets and the satisfaction of liabilities in the normal course of business.  Since the reverse merger of HPEV, Inc. and Z3 Enterprises, Inc. on April 15, 2011, cash outlays have been $1,024,570 from operating activities and $69,720 from investing activities which have been financed primarily through loans. The net book loss (which includes the tax loss carryforward of Z3 Enterprises prior to the reverse merger) is approximately $5,359,973 during the period from March 24, 2011 (Date of Inception) through September 30, 2012. The Company has not fully commenced its operations and is still in the development stages, raising substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon its ability to generate future profitable operations and/or to obtain the necessary financing from shareholders or other sources to meet its obligations and repay its liabilities arising from normal business operations when they come due. At this time, the Company is seeking additional sources of capital through the issuance of debt, equity, or joint venture agreements, but there can be no assurance the Company will be successful in accomplishing its objectives.

These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

It is possible management may decide that the Company cannot continue with its business operations as outlined in the current business plan because of a lack of financial resources and may be forced to seek other potential business opportunities that may be available.